Deposits (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Deposits
Deposits at March 31, 2021 and 2020 consisted of the following:

	At March 31,
	2021	2020
	(In millions)
Non-interest-bearing demand deposits	¥28,269,215	¥25,307,775
Interest-bearing demand deposits	68,635,578	59,772,689
Deposits at notice	11,462,658	10,769,494
Time deposits	25,818,987	25,023,508
Negotiable certificates of deposit	12,570,618	10,180,436
Others (1)	8,736,598	7,377,516

Total deposits	¥155,493,654	¥138,431,418

(1)	Others include, among other items, foreign currency deposits in domestic offices and Japanese yen accounts held by foreign depositors in domestic offices.